SUPPLEMENT DATED JULY 1, 2020

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2019

FOR CLASS P SHARES

This supplement revises the Pacific Funds prospectus dated August 1, 2019 for Class P Shares, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus.  This supplement applies to the PF Inflation Managed Fund and PF Managed Bond Fund only.  The changes within this supplement will be effective August 1, 2020.  Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

PF Inflation Managed Fund – In the Principal Investment Strategies subsection, the second paragraph is deleted and replaced with the following:

The Fund may also invest in debt securities issued by the U.S. government or its agencies and foreign governments in developed countries or their agencies; debt securities issued by U.S. and foreign companies in developed countries; mortgage-related securities; asset-backed securities; convertible securities; commercial paper and other money market instruments; and derivative instruments and forward commitments relating to the previously mentioned securities.  The Fund may invest up to 30% of its assets in securities of developed market foreign issuers that are denominated in foreign currencies; however, the Fund will maintain no foreign currency exposure from these foreign currency denominated securities and currencies by hedging back any foreign currency denominated investments into U.S. dollars through the use of foreign currency derivatives such as foreign currency futures, options and forwards.  The Fund may invest beyond the above limit in U.S. dollar-denominated securities of developed market foreign issuers.

Also, in the Principal Investment Strategies subsection, the fifth paragraph is deleted and replaced with the following:

The sub-adviser frequently uses futures contracts, swaps and options contracts (i.e., derivatives). Futures contracts are purchased and sold to adjust interest rate exposure (duration) and/or as a substitute for the physical security.  Interest rate swaps are used to adjust interest rate exposures and/or as a substitute for the physical security.  Credit default swaps are used to manage default risk of an issuer and/or to gain exposure to a portion of the debt market or an individual issuer. Options are primarily purchased to manage interest rate and volatility exposures or are sold to generate income.  The Fund may use foreign currency derivatives such as foreign currency futures, options and forwards to hedge against fluctuations in currency exchange rates with respect to investments in securities of foreign issuers.

In the Principal Risks subsection, Emerging Markets Risk and Currency Risk will be deleted.

PF Managed Bond Fund – In the Principal Investment Strategies subsection, the fifth and sixth paragraphs are deleted and replaced with the following:

PIMCO managed portion: The debt instruments in which this portion of the Fund principally invests are medium to high quality investment grade debt securities with varying terms to maturity (the period of time until final payment is due).  The debt instruments in which this portion of the Fund invests include those issued by the U.S. government or its agencies; mortgage-related securities; asset-backed securities; commercial paper and other money market instruments; debt securities issued by foreign governments in developed countries or their agencies; debt securities issued by U.S. and foreign companies in developed countries; and convertible securities and inflation-indexed debt securities.

This portion of the Fund may invest up to 20% of its assets in securities of developed market foreign issuers that are denominated in foreign currencies, although this portion of the Fund will normally limit its foreign currency exposure from these foreign currency denominated securities and currencies to 10% of its assets.  To maintain this 10% limit, PIMCO will hedge back any foreign currency denominated investments exceeding this 10% limit into U.S. dollars by using foreign currency derivatives such as foreign currency futures, options and forwards.  This portion of the Fund may invest beyond the above limits in U.S. dollar-denominated securities of developed market foreign issuers.

In addition, immediately following the first paragraph in the Principal Risks subsection, Inflation-Indexed Debt Securities Risk will be organized under the new caption “PIMCO managed portion,” Emerging Markets Risk, High Yield/High Risk or “Junk” Securities Risk and Liquidity Risk will be organized under the new caption “Western Asset managed portion” and the remaining risks will be organized under the new caption “Risks for both portions of the Fund” in that order.

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

PF Inflation Managed Fund – In the Principal Investment Strategies subsection, the second and third paragraphs are deleted and replaced with the following:

Principal investments may include inflation-indexed debt securities, such as U.S. Treasury Inflation Protected Securities (“TIPS”), and other debt securities issued by the U.S. government, its subdivisions, agencies or government-sponsored enterprises, non-U.S. governments in developed countries, their subdivisions, agencies or government-sponsored enterprises, and debt securities issued by U.S. and foreign companies in developed countries; mortgage-related securities, including stripped mortgage-related securities; asset-backed securities; convertible securities; commercial paper and other money market instruments; structured notes such as hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans; revolving credit facilities; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; and U.S. dollar-denominated obligations of international agencies or supranational entities; and derivative instruments and forward commitments relating to the previously mentioned securities.

The Fund may invest up to 30% of its assets in securities of developed market foreign issuers that are denominated in foreign currencies; however, the Fund will maintain no foreign currency exposure from these foreign currency denominated securities and currencies by hedging back any foreign currency denominated investments into U.S. dollars through the use of foreign currency derivatives such as foreign currency futures, options and forwards.  The Fund may invest beyond the above limits in U.S. dollar-denominated securities of developed market foreign issuers.  The Fund may invest only in securities rated investment grade, or if unrated, are of comparable quality as determined by the sub-adviser.  The dollar-weighted average quality of all debt securities held by the Fund will be A or higher.

Also, in the Principal Investment Strategies subsection, the fifth paragraph is deleted and replaced with the following:

The sub-adviser frequently uses futures contracts, forwards, swaps and options contracts (i.e., derivatives). Government futures contracts are purchased and sold to adjust interest rate exposure

(duration) and replicate government bond positions.  Money market futures contracts, such as Eurodollar futures contracts, are used to adjust interest rate exposure to short-term interest rates. Interest rate swaps are used to adjust interest rate exposures and/or as a substitute for the physical security. Long swap positions (which receive fixed income streams from the counterparty) increase exposure to long-term rates and short swap positions (which pay a fixed income stream to the counterparty) decrease exposure to long-term interest rates.  Credit default swaps (“CDS”) are used to manage default risk of an issuer and/or to gain exposure to a portion of the debt market or an individual issuer.  Selling CDS (selling protection) increases credit exposure; purchasing CDS (buying protection) decreases credit exposure.  Options are primarily purchased to manage interest rate and volatility exposures or are sold to generate income.  The Fund may purchase and write put and call options on securities and CDS; purchase and sell interest rate futures contracts and options thereon; and enter into total return, interest rate index, currency exchange rate swap agreements, and purchase and sell options thereon.  The Fund may trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on foreign exchanges. The Fund may use foreign currency derivatives such as foreign currency futures, options and forwards to hedge against fluctuations in currency exchange rates with respect to investments in securities of foreign issuers.

In addition, the following are removed from the Principal Risks subsection:

•                 Emerging Markets Risk

•                 Currency Risk

Managed Bond Portfolio – In the Principal Investment Strategies subsection, the sixth and seventh paragraphs are deleted and replaced with the following:

PIMCO managed portion: The debt instruments in which this portion of the Fund principally invests are medium to high quality investment grade debt securities with varying terms to maturity (the period of time until final payment is due).  The debt instruments in which the Fund invests include those issued by the U.S. government, its subdivisions, agencies or government-sponsored enterprises; mortgage-related securities, including stripped mortgage-related securities; asset-backed securities; commercial paper and other money market instruments; debt securities issued by U.S. companies; and debt securities issued by foreign governments in developed countries or their subdivisions, agencies and other government-sponsored enterprises and foreign companies in developed countries that are denominated in U.S. dollars or foreign currencies; other debt securities including convertible securities, inflation-indexed debt securities, and structured notes such as hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans; revolving credit facilities; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; and U.S. dollar-denominated obligations of international agencies or supranational entities. The Fund may invest in derivatives based on debt securities.  The dollar-weighted average quality of all debt securities held by this portion of the Fund will be A or higher.

This portion of the Fund may invest up to 20% of its assets in securities of developed market foreign issuers that are denominated in foreign currencies, although this portion of the Fund will normally limit its foreign currency exposure from these foreign currency denominated securities and currencies to 10% of its assets.  To maintain this 10% limit, the sub-adviser will hedge back any foreign currency denominated investments exceeding this 10% limit into U.S. dollars by using foreign currency derivatives such as foreign currency futures, options and forwards.  This portion of the Fund may invest beyond the above limits in U.S. dollar-denominated securities of developed market foreign issuers.  Total return is made up of coupon income plus any gains or losses in the value of the Fund’s securities.

In addition, immediately following the first sentence in the Principal Risks subsection, Inflation-Indexed Debt Securities Risk will be listed under the new caption “PIMCO managed portion,” Emerging Markets Risk, High Yield/High Risk or “Junk” Securities Risk and Liquidity Risk will be listed under the new caption “Western Asset managed portion” and the remaining risks will be listed under the new caption “Risks for both portions of the Fund” in that order.

SUPPLEMENT DATED JULY 1, 2020 TO THE

PACIFIC FUNDS STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 1, 2019

This supplement revises the Pacific Funds Statement of Additional Information dated August 1, 2019, as supplemented (the “SAI”), and must be preceded or accompanied by the SAI.  This supplement applies to the PF Inflation Managed Fund and PF Managed Bond Fund only.  The changes within this supplement will be effective August 1, 2020.  Remember to review the SAI for other important information.  Capitalized terms not defined herein are as defined in the SAI.

ADDITIONAL INVESTMENT STRATEGIES OF THE FUNDS

In the PF Inflation Managed Fund section, the entire paragraph will be deleted and replaced with the following:

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: contingent convertible securities; bank obligations; when-issued securities; and repurchase and reverse repurchase agreements.  The Fund may invest up to 5% of its net assets in event-linked bonds.  The Fund may also invest up to 5% of its assets in municipal securities.  The Fund may also engage in short sales and short sales against the box, as part of its overall portfolio management strategies to offset a potential decline in the value of a security.  In addition, the Fund may invest up to 10% of its assets in preferred stock.

In the PF Managed Bond Fund section, the following will be added after the last sentence in the PIMCO managed portion subsection:

The Fund also may invest up to 10% of its assets in securities that are rated non-investment grade (high yield/high risk, sometimes called “junk bonds”) or if unrated, are of comparable quality as determined by PIMCO.  The Fund may also invest up to 10% of its assets in debt securities of issuers based in emerging market economies (whether U.S. dollar or foreign currency denominated).  For more information on such securities, see the “Description of Fixed Income/Debt Instrument Ratings” in Appendix A and the discussion under “High Yield/High Risk Bonds.”